Earnings per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Shares relating to potential dilutive effect (in shares)	1,084,007	945,508	5,146,683